PROVISIONS, CONTINGENCIES AND COMMITMENTS - Other Long-Term Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Derivative financial instruments	$ 708	$ 344
Payable from acquisitions	1,506	35
Unfavorable contracts	217	0
Other	588	584
Total	3,019	$ 963
Votorantim S.A.
Disclosure of detailed information about business combination [line items]
Payable from acquisitions	253
Ilva
Disclosure of detailed information about business combination [line items]
Payable from acquisitions	1,245
Call options
Disclosure of detailed information about business combination [line items]
Derivative financial instruments	$ 124